Equity affiliates, other investments and related parties - Contribution of equity affiliates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity value
Total Associates	$ 13,330	$ 12,177	$ 11,819
Total Joint ventures	5,359	4,791	4,039
Total Equity value	18,689	16,968	15,858
Loans	4,755	5,135	4,718
Total Equity value and Loans	23,444	22,103	20,576
Profit/(loss)
Total Associates	2,329	1,694	1,530
Total Joint ventures	841	321	684
Total share of profit/(loss) of equity affiliates	3,170	2,015	2,214
Other comprehensive income
Total Associates	(461)	(801)	847
Total Joint ventures	(79)	124	88
Total share of other comprehensive income of equity affiliates, net amount	$ (540)	$ (677)	$ 935